Unaudited Interim Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2021	Dec. 31, 2020
Equity
Share capital, shares issued (in shares)	201,190,621	144,272,697
Share capital, shares outstanding (in shares)	200,415,621	143,327,697
Share capital, par value (in dollars per share)	$ 0.05	$ 0.05